CONTRACTUAL TRANSMISSION ASSETS	12 Months Ended
Dec. 31, 2024
CONTRACTUAL TRANSMISSION ASSETS
CONTRACTUAL TRANSMISSION ASSETS

NOTE 15 - CONTRACTUAL TRANSMISSION ASSETS

The Company registers the asset arising from the construction of the transmission projects, within the scope of the concession contracts, under the item Transmission Contractual Assets. The movement of these assets, in the years ended December 31, 2024 and 2023, is shown in the table below:

	2024	2023
Opening balance as of January 1	61,212,338	61,052,210
Merge	—	1,049,923
Construction revenue	4,161,735	2,960,792
Financial income	7,405,486	7,136,080
Regulatory remeasurements - Transmission	6,129,771	(12,144)
Transfers	1,154	(21,778)
Amortization	(11,522,828)	(10,952,745)
Final balance on December 31	67,387,656	61,212,338
Current	10,539,570	11,159,426
Non-current	56,848,086	50,052,912

The balance of the contractual asset represents the present value of the consideration to which the Company becomes entitled as it advances in the construction of the transmission assets. The discount rates applied at the beginning of each project are, on average, 6.55% per year for renewed contracts and 6.63% per year for tendered contracts.

Annual Allowable Revenue (RAP) received

RAP represents the consideration for the development of electricity transmission activities. In fiscal year 2024, the Company received R$19,248,186 from RAP, allocating R$11,522,828 to amortize the contractual asset and R$7,725,358 to O&M Revenue. In 2023, the amount received from RAP was R$18,287,910, with R$10,952,745 allocated to amortize the contractual asset and R$7,335,165 to O&M Revenue.

Periodic Tariff Review – RTP

In July 2024, ANEEL approved the periodic tariff review of the transmission concessions controlled by the Company. The annual permitted revenues (RAP) approved in the 2024/2025 cycle amounted to R$16,982,995, 3.92% lower than the previous cycle.

The values approved by ANEEL for active RAP, considering the RAP of the Basic Network of the Existing System (RBSE) and the RAP not related to the RBSE, for the 2024/2025 and 2023/2024 cycles were as follows:

Companies	2024/2025	2023/2024
Eletrobras	6,904,773	7,325,387
Chesf	5,208,677	5,301,210
Eletronorte	3,000,087	3,121,348
CGT Eletrosul	1,764,288	1,826,724
Triângulo Mineiro Transmissora S.A.	54,635	52,949
Vale do São Bartolomeu Transmissora de Energia S.A.	50,535	49,106
	16,982,995	17,676,724

In July 2024, ANEEL published homologation resolutions No. 3,344/2024 and No. 3,348/2024, the first of which resulted in a reduction of R$1,394,218 in the revised RAP, basically due to the depreciation of assets. However, there was an increase of R$352,018 in the incremental RAP, associated with the reinforcements and improvements assessed in the 2018 to 2023 cycle, mainly due to the beginning of the receipt of the RAP related to investments in small-scale improvements. The second defined the annual adjustment of the RAP for the 2024/2025 Cycle in the amount of R$348,471, resulting in an overall reduction of R$693,729.

However, despite the reduction in RAP, the Company remeasured the RBSE RAP flow, based on parameters below, considered in RTP:

●	New RAP flow term for updating the regulatory depreciation quota with receivables associated with asset remuneration projected until 2032;
●	Changes of the asset base;
●	Revaluation of assets due to average regulatory depreciation;
●	Update by the new replacement value - VNR of the base to be remunerated; and
●	Consideration of the projected flow of non-depreciable receivables until the end of the concession.

The RTP resulted in an impact of R$6,129,771 in fiscal year 2024, reflected in the Company’s contractual assets, under the Regulatory Remeasurements – Transmission item. The main component of this amount refers to the RBSE asset base, which, in isolation, represents R$5,930,762.

Of the total balance of the transmission contractual asset of R$67,387,656, R$32,870,307 corresponds to the right to consideration originated by the RBSE’s non-depreciated infrastructure, when the concessions were renewed in 2012, under Law No. 12,783/2013.

Accounting Policy

With the electricity transmission concession contracts, the concessionaire company has the contractual obligation (performance obligations) to build, operate and maintain (O&M) the infrastructure.

Transmission companies are remunerated based on the permitted annual revenue (RAP) and the residual values corresponding to the non-depreciated balance of transmission projects at the end of the concession, if permitted.

IFRS 15– Revenue from contracts with customers establishes that the entity’s rights to consideration arising from performance obligations already completed, but whose receipt depends on the fulfillment of other contractual obligations, must be recognized as contractual assets.

In the transmission activity, the effective right to receive the RAP begins as soon as the project starts operating. Therefore, the rights generated as the entity carries out the construction of the transmission project are recognized as contractual assets in the balance sheet. The contractual asset is formed by the construction revenues and the financial update of the contractual asset balance. When fulfilling the performance obligation related to the construction of the project, Eletrobras recognizes the construction revenue according to the progress of the work, recording it as a contra-entry to the contractual asset.

As the cash inflows relating to the construction activity occurs in a period distant from the fulfillment of the performance obligation, the balance of the contract asset is financially adjusted, with this update being recorded as financial income in the period (net operating revenue).

The remuneration rate of each concession contract represents the index that balances the projected financial flow, formed by the projected construction and O&M costs, the construction and operation and maintenance margins, the projected RAP flows and the projected residual value, if applicable. The financial update rate should not be modified throughout the concession contract. In addition to the update by implicit interest, the contract asset is updated monthly by monetary update (IPCA or IGPM), based on the RAP adjustments. The financial updates of the contract asset are recorded against net operating revenue.

The contractual asset is realized by receiving the portion of the RAP that amortizes the contractual asset and by receiving the residual value, when applicable. As the obligations to operate and maintain the transmission infrastructure are satisfied, the Company recognizes the right to the amounts corresponding to the portions of the RAP related to the operation and maintenance of the projects. The recording is made in the item accounts receivable from customers against the revenue from operation and maintenance - O&M. This revenue is not transferred to the balance of the transmission contractual asset, since the right to receive the RAP, originated by the execution of the operation and maintenance activity, does not depend on the fulfillment of other obligations.

Approval of RAP

In the second half of each year, ANEEL approves the RAPs for the new cycle. Based on the approved values, the Company updates the future flow of RAP receipts related to the construction of the transmission project. If the present value of the future flow of RAP receipts related to the construction and the residual value, if applicable, considering the update rate determined for the concession, is not equal to the balance of the contractual asset, the difference is recorded in construction revenue against the contractual asset.

ANEEL – RTP periodic tariff review

The RAPs of concession contracts are reviewed every five years, in ANEEL’s periodic tariff review process (RTP), which mainly analyzes the structure of investments made and the capital remuneration rate, normally resulting in changes in the values of future RAPs. After the publication of the RTP results by ANEEL, the Company remeasures the flow of future receivables related to the construction of the transmission project, and, therefore, the balance of the contractual asset is adjusted to consider the new flow of receivables. The difference between the balance of the contractual asset before the RTP and the balance of the contractual asset after the RTP is recorded in the income statement for the period, under the heading regulatory remeasurements - transmission contracts.

Estimates and critical judgments

For the purposes of accounting recognition of the contractual asset, at the beginning of the concession, the RAP is separated into two parts:

●	RAP amortization of contractual assets: is formed by the projected construction cost, construction margin, which together represents construction revenue, plus the financial update of the contractual asset, which represents financial revenue; and
●	RAP O&M: Projected O&M cost plus O&M margin (O&M revenue).

The profit margins considered in the calculation of transmission revenues are formed by the remuneration desired by the Company in each project, increased by the risk of delays in the works, in the case of construction revenue, and by the risk of regulatory penalties due to the unavailability of electricity transmission lines, in the case of O&M Revenue.

Due to discrepancies between the projections and the execution of the factors involved in calculating revenues and costs, the perceived margins naturally differ from those initially projected.